NATURE OF OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 29, 2021 shares	Apr. 08, 2021 shares
Business Acquisition [Line Items]
Recapitalization Transaction Ratio	10.27078	10.27078
Accumulated deficit | $	$ 96,362,182	$ 60,827,290
Net loss from operations | $	35,534,892	44,167,812
Net cash used in operating activities | $	$ 40,804,768	$ 20,285,249
Mercer Park
Business Acquisition [Line Items]
Equity shares	616,156		1,008,975
Number Of Shares Contingently Issuable	6,306,095
Mercer Park | Minimum
Business Acquisition [Line Items]
Shares Issuable Volume-weighted Average Price Trigger | $ / shares	$ 13.00
Mercer Park | Maximum
Business Acquisition [Line Items]
Shares Issuable Volume-weighted Average Price Trigger | $ / shares	$ 15.00
Mercer Park | Restricted Shares
Business Acquisition [Line Items]
Number Of Shares Contingently Issuable		392,819
GH Group
Business Acquisition [Line Items]
Percentage Of Indirect Ownership				1
GH Group | MPB Acquisition
Business Acquisition [Line Items]
Equity shares issued and outstanding acquired				50,151,101
GH Group | Mercer Park
Business Acquisition [Line Items]
Common share purchase warrants				28,489,500
GH Group | Mercer Park | Exchangeable Shares
Business Acquisition [Line Items]
Shares Held In Escrow				731,369
GH Group | Mercer Park | Restricted Shares
Business Acquisition [Line Items]
Equity shares	392,819			1,008,975
GH Group | Mercer Park | Founders | Multiple Voting Shares
Business Acquisition [Line Items]
Equity shares				4,754,979